Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Underwriters option days	45 days	45 years
Additional units of underwriting discounts and commissions (in Shares)	3,000,000	3,000,000
Option expired date	Sep. 25, 2021	Sep. 25, 2021
Underwriting discount paid	$ 4.0	$ 4.0
Deferred underwriting commissions payable	$ 7.0	$ 7.0
Underwriting discount of per unit (in Dollars per share)		$ 0.2
Addition deferred underwriting commissions per unit (in Dollars per share)		$ 0.35